Share capital	12 Months Ended
Oct. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital [Text block]

13. Share capital

(a) Authorized

The Company has two classes of shares as follows:

(i) Special redeemable voting preference shares - 2,000,000 authorized, nil issued and outstanding.

(ii) Common shares without par value - an unlimited number authorized. The holders of the common shares are entitled to receive dividends which may be declared from time to time, and are entitled to one vote per share at shareholder meetings of the Company. All common shares are ranked equally with regards to the Company's residual assets.

(b) Outstanding

	Number	Amount
Outstanding at October 31, 2022	467,607,678	$87,784,725
Issuance of common shares and units for cash (note 13 (c) (vi))	9,864,500	535,525
Cash share issuance costs	-	(25,586)
Exercise of stock options	2,550,000	434,822
Convertible debentures converted into common shares (note 11)	30,346,660	1,742,226
Outstanding at October 31, 2023	510,368,838	$90,471,712
Issuance of common shares and units for cash (note 13 (c) (v))	24,478,227	439,155
Cash share issuance costs	-	(24,520)
Broker warrants issued	-	(3,909)
Shares issued on settlement of accounts payable	1,333,333	79,167
Convertible debentures converted into common shares (note 11)	36,805,300	716,674
Outstanding at October 31, 2024	572,985,698	$91,678,279
Issuance of common shares and units for cash (note 13 (c) (i-iii))	23,095,983	560,498
Cash share issuance costs (note 13 (c) (i, ii, iii))	-	(31,515)
Shares issued on settlement of debt (note 13 (iv))	3,000,000	106,240
Exercise of warrants classified as liability (note 13 (d))	12,150,205	984,170
Exercise of broker warrants (note 14)	184,000	7,406
Convertible debentures converted into common shares (note 11)	4,674,528	162,366
Outstanding at October 31, 2025	616,090,414	$93,467,444

(c) Private placements and arrangements with convertible debt

(i) On January 2, 2025, the Company completed a non-brokered private placement and issued 5,100,000 units at $0.04 ($0.05 CAD) per unit for gross proceeds of $177,248. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.04 (CAD $0.05) for a period of 3 years following the issue date of the units. The proceeds from issuance were allocated between common shares and warrants based on relative fair value on the date of issuance. The Company has estimated the fair value of these warrants at $80,293 using the Black-Scholes option pricing model. See note 12. All securities issued are subject to a 4 month hold period expiring May 2, 2025. There were no finder's fee paid in connection with the financing. The Company incurred cash share issuance costs totalling $4,766 and allocated $2,680 to the common shares and $2,086 to the warrants issued.

(ii) On June 17, 2025, the Company completed a non-brokered private placement and issued 8,929,583 units at $0.04 ($0.06 CAD) per unit for gross proceeds of $389,937. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.05 (CAD $0.07) for a period of 3 years following the issue date of the units. The proceeds from issuance were allocated between common shares and warrants based on relative fair value on the date of issuance. The Company has estimated the fair value of these warrants at $170,453 using the Black-Scholes option pricing model. See note 12. All securities issued are subject to a 4 month hold period expiring October 17, 2025. There were no finder's fee paid in connection with the financing. The Company incurred cash share issuance costs totalling $26,760 and allocated $15,163 to the common shares and $11,597 to the warrants issued.

(iii) On October 10, 2025, the Company closed a brokered private placement of 9,066,400 units at $0.04 ($0.055 CAD) per unit for gross proceeds of $358,898. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.04 (CAD $0.06) for a period of 1 year following the issue date of the units. The proceeds from issuance were allocated between common shares and warrants based on relative fair value on the date of issuance. The Company has estimated the fair value of these warrants at $114,839 using the Black- Scholes option pricing model. See note 12. All securities issued are subject to a 4 month hold period expiring February 10, 2026. There were no finder's fee paid in connection with the financing. The Company incurred cash share issuance costs totalling $24,547 and allocated $13,672 to the common shares and $10,875 to the warrants issued.

(c) Private placements and arrangements with convertible debt (continued)

(iv) During the year ended October 31, 2025, $119,615 of convertible debt was settled in exchange for the issuance of 3,000,000 units. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.04 (CAD $0.05) for a period of 3 years following the issue date of the units. The Company has estimated the fair value of the common shares at $106,240 and the fair value of the warrants at $91,720 using the Black-Scholes option pricing model. See note 12. A loss on debt settlement in the amount of $78,345 was recognized in the consolidated statement of operations and comprehensive loss.

(v) During the year ended October 31, 2024, the Company completed private placements with investors consisting of common shares with warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $600,749, issued a total of 24,478,227 common shares, 20,762,220 warrants and 247,000 broker warrants.

(vi) During the year ended October 31, 2024, $29,687 of accounts payable was settled in exchange for the issuance of 1,333,333 units. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.04 (CAD $0.05) for a period of 3 years following the issue date of the units. The Company has estimated the fair value of the common shares at $79,167 and the fair value of the warrants at $69,304 using the Black-Scholes option pricing model. See note 12. A loss on debt settlement in the amount of $118,784 was recognized in the statement of operations and comprehensive loss.

(vii) In 2023, the Company completed 26 private placements with investors consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $509,939 and issued a total of 9,864,500 common shares.

(d) Exercise of warrants

On January 28, 2025, 1,679,800 warrants were exercised for proceeds of $57,360 ($83,082 CAD). The warrants were valued immediately prior to exercise at $66,814 and transferred to share capital.

On March 10, 2025, 9,803,739 warrants were exercised for proceeds of $339,699 ($490,187 CAD). The warrants were valued immediately prior to exercise at $461,307 and transferred to share capital.

On May 1, 2025, 666,666 warrants were exercised for proceeds of $24,094 ($33,333 CAD). The warrants were valued immediately prior to exercise at $34,897 and transferred to share capital.